Stockholders' Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 01, 2021	Dec. 17, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			125,000,000	125,000,000	125,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred stock, shares outstanding			0	0	0
Class of Warrant or Right, Outstanding			2,300,000	2,300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 5.25	$ 5.25
Shares issued in exchange for cancellation of issued and outstanding series D convertible preferred stock				4,901,564
Dividends, Common Stock				$ 0
Common Stock, Voting Rights				one
Preferred Stock, Dividend Rate, Percentage				8.00%
Amended And Restated Certificate Of Incorporation [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			125,000,000	125,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Common stock, shares outstanding			21,725,817	21,725,817
Preferred stock, shares authorized			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
Pre Funded Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Outstanding			724,194	724,194
Sale of Stock, Price Per Share			$ 4.96	$ 4.96
Private Placement Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants, description				five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share
Class of Warrant or Right, Outstanding			3,445,000	3,445,000
Ipo Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Outstanding			5,750,000	5,750,000
Ipo Warrants [Member] | Blue Water Sponsor Llc [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued to sponsor		5,750,000
Shares Issued, Price Per Share		$ 10.00
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued to sponsor	3,024,194		3,024,194
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.25		$ 5.25	$ 5.25
Sale of Stock, Price Per Share	$ 4.96	$ 10.00	$ 4.96	$ 4.96
Proceeds from Issuance of Private Placement	$ 13,800	$ 3,400		$ 13,800
Private Placement [Member] | Private Placement Warrants [Member] | Blue Water Sponsor Llc [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Class of Warrants or Rights Issue of Warrants During the Period		3,445,000